Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, property, plant and equipment	$ 0	$ 1
Premises And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, property, plant and equipment	$ 16	$ 0